Trade and Other Receivables - Schedule of trade receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade receivables [line items]
Beginning balance	$ 10,064
Ending balance	9,755
ECL		$ 3,390	$ 3,686
Total	9,755	9,755	10,064
DAA 2014 [member]
Disclosure of Trade receivables [line items]
ceivables			3,107
Electricity [member]
Disclosure of Trade receivables [line items]
Beginning balance	3,202
Sales	1,226
Amounts received	(1,705)
Interest	261
Derecognition of receivables	(1,241)
Agreements in 2018	1,418
(Additions)/reversals of ECL	(214)
Derecognition of receivables - ECL	1,240
CTA	(529)
Ending balance	3,658
ceivables		4,847	5,725
ECL		(1,189)	(2,523)
Total	3,658	3,658	3,202
Electricity [member] | Receivables outside scope of DAAs [member]
Disclosure of Trade receivables [line items]
Beginning balance	194
Sales	1,226
Amounts received	(757)
Interest	38
Derecognition of receivables	(1,240)
(Additions)/reversals of ECL	(508)
Derecognition of receivables - ECL	1,240
CTA	(27)
Ending balance	166
ceivables		1,348	2,381
ECL		(1,182)	(2,187)
Total	166	166	194
Electricity [member] | DAA 2014 [member]
Disclosure of Trade receivables [line items]
Beginning balance	2,775
Amounts received	(374)
Interest	161
Agreements in 2018	127
(Additions)/reversals of ECL	291
CTA	(425)
Ending balance	2,555
ceivables		2,560	3,107
ECL		(5)	(332)
Total	2,555	2,555	2,775
Electricity [member] | DAA 2018 [member]
Disclosure of Trade receivables [line items]
Amounts received	(532)
Interest	22
Agreements in 2018	1,291
CTA	(43)
Ending balance	738
ceivables		739
ECL		(1)
Total	738	738
Electricity [member] | Finance leases [member]
Disclosure of Trade receivables [line items]
Beginning balance	233
Amounts received	(39)
Interest	40
Derecognition of receivables	(1)
CTA	(34)
Ending balance	199
ceivables		199	233
Total	199	199	233
Electricity [member] | Other Receivables [member]
Disclosure of Trade receivables [line items]
Amounts received	(3)
(Additions)/reversals of ECL	3
ceivables		1	4
ECL		(1)	$ (4)
Electricity [member] | Related parties [member]
Disclosure of Trade receivables [line items]
Ending balance	3,485
ceivables		4,400
ECL		(915)
Total	3,485	3,485
Electricity [member] | Related parties [member] | Amazonas distribuidora de energia AmE [member]
Disclosure of Trade receivables [line items]
Ending balance	2,834
ceivables		3,747
ECL		(913)
Total	2,834	2,834
Electricity [member] | Related parties [member] | Electrobras group [member]
Disclosure of Trade receivables [line items]
Ending balance	651
ceivables		653
ECL		(2)
Total	651	651
Electricity [member] | Third parties [member]
Disclosure of Trade receivables [line items]
Ending balance	173
ceivables		447
ECL		(274)
Total	173	173
Electricity [member] | Third parties [member] | Other related parties electrobras group [member]
Disclosure of Trade receivables [line items]
Ending balance	19
ceivables		63
ECL		(44)
Total	19	19
Electricity [member] | Third parties [member] | Cigs [member]
Disclosure of Trade receivables [line items]
Ending balance	154
ceivables		156
ECL		(2)
Total	$ 154	154
Electricity [member] | Third parties [member] | Cia de eletricidade do amap CEA [member]
Disclosure of Trade receivables [line items]
ceivables		228
ECL		$ (228)